Stockholders’ (Deficit) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of option activity and related information

	Number of Shares Under Options	Range of Option Price Per Share	Weighted Average Exercise Price	Weighted Average Contractual Life
Options Outstanding at December 31, 2020	207,650	$2.0-16	$5.2	6.6
Options Granted	—	—	—	—
Exercised	(6,592)	2.0	2.0	—
Expired/Cancelled	—	—	—	—
Options Outstanding at June 30, 2021	201,155	$2.0-16	$5.53	6.12

Options Exercisable at June 30, 2021	201,155	$2.0-16	$5.53	6.12

	Number of Shares Under Options	Range of Option Price Per Share	Weighted Average Exercise Price	Weighted Average Contractual Life
Options Outstanding at January 1, 2019	144,139	$0.08 – 26.00	$10.40	6.8
Options Granted	71,313	2.00	2.00
Exercised	(100,000)	2.00	2.00
Expired/Cancelled	(92,232)	2.00	2.00
Options Outstanding at December 31, 2019	210,646	$2.00 – 26.00	$6.80	7.5
Options Granted	8,750	4.80 – 5.20	5.20
Exercised	(2,500)	2.00	2.00
Expire/Cancelled	(9,246)	14.00 – 14.40	14.40
Options Outstanding at December 31, 2020	207,650	$2.00 – 15.60	$5.20	6.6

Options Exercisable at December 31, 2020	130,681	$2.00 – 15.60	$6.80	5.5

Schedule of fair value of options by using Black-Scholes model

	2020	2019
Weighted average fair value of options granted	$5.20	$2.00
Risk-free interest rate	0.66 – 0.83%	1.79%
Volatility	221 – 223%	225%
Expected life (years)	10	10
Dividend yield	0.00%	0.00%

Schedule of warrant activity and related information

	Number of Shares Under Warrants	Range of Warrants Price Per Share	Weighted Average Exercise Price	Weighted Average Contractual Life
Warrants Outstanding at January 1, 2019	3,333	$0.40	$0.40	5.5
Warrants Granted	—	—	—
Warrants Outstanding at December 31, 2019	3,333	$0.40	$0.40	4.5
Warrants Granted	—	—	—
Warrants Outstanding at December 31, 2020	3,333	$0.40	$0.40	3.5
Warrants Exercisable at December 31, 2020	3,333	$0.40	$0.40	3.5